Share-based compensation	12 Months Ended
Dec. 31, 2021
Share-based compensation.
Share-based compensation

17.  Share-based compensation

Stock appreciation rights modification

On October 1, 2018, the Company modified the stock appreciation rights it previously issued by replacing the cash-settlement feature with a net share settlement feature, which converts the award from a liability award to an equity award because the Company no longer has an obligation to transfer cash to settle the arrangement. All of the outstanding vested virtual share options were exchanged for restricted shares of the Company with no other terms or conditions changed. These restricted shares are held by one of the Company's ordinary shareholders on behalf of the grantees, and are considered outstanding as the shareholder is entitled to dividends if declared.

The Company compared the fair value of the instrument immediately before the modification to the fair value of the modified equity award, no incremental compensation cost was noted and recognized. The Company will recognize the remaining compensation expenses over the remaining service requisite period using the accelerated method. The share-based compensation of RMB26,858, RMB798 and RMB 2,248 (US$353) were charged to the consolidated statements of comprehensive income (loss) for the year ended December 31, 2019, 2020 and 2021.

2018 share incentive plan

In August 2018, the Company’s board of directors approved 2018 share incentive plan, or the 2018 Plan. The maximum number of ordinary shares that may be issued under the 2018 Plan is 3,300,000. The 2018 Plan permits the awards of options, restricted shares, restricted share units or any other type of awards that the board of directors or the chairman of the board of directors (the plan administrator) decides, to directors, officers, employees and consultants of the Company or any of the Company’s subsidiaries. Unless terminated earlier, the 2018 Plan has a term of ten years. The terms and conditions of the awards, including vesting schedule and the exercise price for each award, will be determined by the plan administrator, and will be stipulated in the award agreement. As of December 31, 2021, the Company has granted 1,999,951 share awards under the 2018 Plan, including 1,928,561 options and 71,390 restricted share units. As of December 31, 2021, none of options had been exercised.

Restricted shares activity

The following table summarizes the Company’s Restricted Shares activity:

		Weighted average
		grant-date fair
	Number of shares	value
Outstanding, December 31, 2020	739,026	313.88
Forfeited	(15,341)	43.01
Outstanding, December 31, 2021	723,685	319.62

The weighted average grant-date fair value of Restricted Shares as at December 31, 2021 was RMB 319.62 per share, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2021, there was RMB 1,075 (US$169) of total unrecognized employee share-based compensation expenses related to unvested Restricted Shares expected to vest over a weighted-average period of 0.25 years.

Options activity

The following table summarizes the Company’s Options activity:

		Weighted average
		grant-date fair
	Number of options	value
Outstanding, December 31, 2020	873,695	122.07
Forfeited	(49,054)	36.79
Outstanding, December 31, 2021	824,641	127.15

The weighted average grant-date fair value of Options as at December 31, 2021 was RMB 127.15 per share, which was derived from the fair value of the underlying ordinary shares. As of December 31, 2021, there was RMB 4,278 (US$671) of total unrecognized employee share-based compensation expenses related to unvested Options expected to vest over a weighted-average period of 1.16 years.

Share-based compensation expenses

For the years ended December 31, 2019, 2020 and 2021, the Company allocated share-based compensation expenses as follows:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB	US$
Origination and servicing	21,279	346	4,033	633
General and administrative	35,162	8,717	5,115	803
Research and development	8,355	(2,970)	1,110	174
Total	64,796	6,093	10,258	1,610